UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21419
SPARX Asia Funds
(Exact name of registrant as specified in charter)
360 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)
Kevin T. Medina, Esq.
SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017
(Name and address of agent for service)
registrant’s telephone number, including area code: 212-452-5000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
SPARX Japan Fund
SPARX Japan Smaller Companies Fund
SPARX Asia Pacific Opportunities Fund
SPARX Asia Pacific Equity Income Fund
SPARX Asia Funds
Semi-Annual Report
April 30, 2009

This report is for the information of the shareholders of SPARX Asia Funds. Its use in connection with any offering of the Funds’ shares is authorized only in the case of a concurrent or prior delivery of the Trust’s current prospectus.

MANAGEMENT’S DISCUSSION AND ANALYSIS
SPARX ASIA FUNDS
SPARX Japan Fund
Fund Commentary
During the six month period ended April 30, 2009, the Institutional Class declined 2.74%, while the Investor Class declined 2.75%. The contributors to the Fund’s performance included shares of wholesalers, electronic appliance makers and miscellaneous manufacturing. On the other hand, the detractors from the Fund’s performance included chemical manufacturers, pharmaceutical makers, and banks.
Going forward, we remain concerned about inflation. We believe that the likelihood of inflation is high over the long run as a result of the massive size of the fiscal and monetary stimulus packages introduced by the world’s governments. To offset this risk, we will continue to invest in companies such as mining companies and the Japanese sogo shosha (or, general trading companies), which we believe are well-positioned to benefit from inflation thanks to the increasing demand for commodities.
2009 continues to be a challenging period for all, but we are working hard to take advantage of attractive opportunities available in the Japanese equity market. We continue to focus our research efforts on companies that will benefit from growth in markets outside of Japan, especially Asia’s emerging economies. We will also seek out companies possessing a unique manufacturing edge combined with superior craftsmanship or energy efficient technology. Our research indicates that companies with these characteristics offer the best investment opportunities in Japan amid increasing competition worldwide.
Market Commentary
This year got off to another challenging start as the Japanese stock markets experienced a downward spiral on growing concerns about Japan’s exposure to slowing economic growth in key export markets along with renewed fears about a deepening global financial crisis. Under such market conditions, the TOPIX USD index of all shares trading on the first section of the Tokyo Stock Exchange tumbled -2.89%1 and the Nikkei 225 Stock Average gained 4.06%1 for the 6 month period ended April 30, 2009. During the course of the first fiscal quarter, the Tokyo market continued to experience heavy selling pressure driven by speculation about global banking woes. Still, Japanese shares staged a rally in mid-March with the TOPIX having its biggest monthly gain since April 2008, buoyed by hopes that the worst may be over for the global banking industry. Our view on the Japanese economy remains relatively unchanged despite the market volatility, which may be indicative of a short-term rebound, rather than a prolonged recovery.
Going forward, we believe that business conditions are likely to remain severe both in Japan and abroad, but our view is that a change in investors’ confidence could trigger a rally in Japanese equities. We are beginning to see evidence that a slump in Japanese production may have bottomed out and some Japanese companies, especially with the electronic appliance and auto industry sectors, have started to experience a pick up in orders. However, we do not believe that a worldwide recovery is on the horizon because of easing credit concerns and a weaker JPY, but instead remain cautious and forecast a stronger JPY in the mid-run. We believe that a rally in March was a cyclical factor given that the stock markets in Japan were beaten down since November 2008 and a short-term rebound was expected. Under the current market scenario, we remain bearish on Japanese export-oriented companies, especially those that are heavily dependent on demand from Western economies. On the other hand, we remain relatively positive on domestic-related names and are buying firms that rely on long-term economic growth in emerging economies. We are also investing companies that would benefit from the Japanese government’s investments into public works or technology stocks with cheaper valuations. Amid such a severe environment, we view that the gap between the strongest and weakest firms will widen. Therefore, we will continue to maintain our investment philosophy to invest in what we believe to be undervalued companies with strong balance sheets and competitiveness.
INVESTOR SHARES
GROWTH OF $10,000
The line graph shown above for the Fund assumes an initial investment of $10,000 in the Investor Shares made at the close of business on 10/31/03 (commencement of operations). The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions or redemption of Fund shares.

*	Returns shown for the TOPIX are calculated in USD and take into account the reinvestment of dividends. The Index is referred to for comparative purposes only and is not intended to parallel the risk of the investment style of the Fund. You cannot invest directly in an index.
The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit www.SparxAsiaFunds.com.

MANAGEMENT’S DISCUSSION AND ANALYSIS
SPARX ASIA FUNDS

SPARX Japan Fund
Institutional Shares
Average Annual Total Return
as of April 30, 2009
			Since
Six			Inception
Months	1 Year	5 Year	(10/31/03)
(2.74)%**	(35.69)%	(5.98)%	0.79%

SPARX Japan Fund
Investor Shares
Average Annual Total Return
as of April 30, 2009
			Since
Six			Inception
Months	1 Year	5 Year	(10/31/03)
(2.75)%**	(35.68)%	(6.08)%	0.67%

**	Not annualized.

[1]	Returns for these indices take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The Nikkei 225 stock average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. These indicies are referred to for comparative purposes only and are not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.
Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information and other factors. Because of the Fund’s concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund’s shares may be more volatile than funds that do not similarly concentrate their investments.
You should consider the investment objectives, risks, charges and expenses of the SPARX Asia Funds carefully before investing. A prospectus may be downloaded and viewed with this and other information about the Funds or may be obtained by calling 800-632-1320. The prospectus should be read carefully before investing.
The SPARX Asia Funds are distributed by Professional Funds Distributor, LLC.

MANAGEMENT’S DISCUSSION AND ANALYSIS
SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Fund Commentary
During the six month period ended April 30, 2009, the Fund gained 1.75%. Shares of technology-related firms performed well as investors sought out companies with superior technologies trading at inexpensive valuations. We believe that investors are beginning to revise their view on the sector from a focus on the short-term slump to a mid-term earnings recovery, which has proved to be beneficial for the Japanese equity market, giving share prices a boost. Positive contributors to the Fund’s performance during the period were those names which, in our view, have good earnings visibility for the next fiscal year or are not linked to the global credit concerns that have battered the large-cap universe in the Japanese market.
Market Commentary
This year got off to another challenging start as the Japanese stock markets experienced a downward spiral on growing concerns about Japan’s exposure to slowing economic growth in key export markets along with renewed fears about a deepening global financial crisis. Under such market conditions, the TOPIX USD index of all shares trading on the first section of the Tokyo Stock Exchange tumbled -2.89%1 while the MSCI Japan Small Cap Index in USD gained 0.49% for the 6 month period ended April 30 2009. During the course of the first quarter of 2009, the Tokyo market continued to experience heavy selling pressure driven by speculation about global banking woes. Still, Japanese shares staged a rally in mid-March with the TOPIX having its biggest monthly gain since April 2008, buoyed by hopes that the worst may be over for the global banking industry. Our view on the Japanese economy remains relatively unchanged despite the market volatility, which may be indicative of a short-term rebound, rather than a prolonged recovery.
Going forward, we believe that business conditions are likely to remain severe both in Japan and abroad, but our view is that a change in investors’ confidence could trigger a rally in Japanese equities. We are beginning to see evidence that a slump in Japanese production may have bottomed out and some Japanese companies, especially with the electronic appliance and auto industry sectors, have started to experience a pick up in orders. However, we do not believe that a worldwide recovery is on the horizon because of easing credit concerns and a weaker JPY, but instead remain cautious and forecast a stronger JPY in the mid-run. We believe that a rally in March was a cyclical factor given that the stock markets in Japan were beaten down since November 2008 and a short-term rebound was expected. Under the current market scenario, we remain bearish on Japanese export-oriented companies, especially those that are heavily dependent on demand from Western economies. On the other hand, we remain relatively positive on domestic-related names and are buying firms that rely on long-term economic growth in emerging economies. We are also investing companies that would benefit from the Japanese government’s investments into public works or technology stocks with cheaper valuations. Amid such a severe environment, we view that the gap between the strongest and weakest firms will widen. Therefore, we will continue to maintain our investment philosophy to invest in what we believe to be undervalued companies with strong balance sheets and competitiveness.
INVESTOR SHARES
GROWTH OF $10,000
The line graph shown for the Fund assumes an initial investment of $10,000 in the Investor Shares made at the close of business on 08/31/07 (commencement of operations). The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions or redemption of Fund shares.

*	Returns shown for the MSCI Japan Small Cap Index take into account the reinvestment of dividends. The Index is referred to for comparative purposes only and is not intended to parallel the risk of the investment style of the Fund. You cannot invest directly in an index.

MANAGEMENT’S DISCUSSION AND ANALYSIS
SPARX ASIA FUNDS

SPARX Japan Smaller
Companies Fund
Average Annual Total Return
as of April 30, 2009
		Since
Six		Inception
Months	1 Year	(08/31/07)
1.75%**	(33.17)%	(19.01)%

**	Not annualized.

[1]	Returns for these indices take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The MSCI Small Cap Japan Index represents the universe of small capitalization companies in the Japan equity markets. These indicies are referred to for comparative purposes only and are not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in an index.
Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information and other factors. Because of the Fund’s concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund’s shares may be more volatile than funds that do not similarly concentrate their investments.
You should consider the investment objectives, risks, charges and expenses of the SPARX Asia Funds carefully before investing. A prospectus may be downloaded and viewed with this and other information about the Funds or may be obtained by calling 800-632-1320. The prospectus should be read carefully before investing.
The SPARX Asia Funds are distributed by Professional Funds Distributor, LLC.
The performance data quoted here represents past performance. Investment return and principal will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit www.SparxAsiaFunds.com.

SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments – April 30, 2009 (unaudited)

Shares		Value
COMMON STOCKS+ - 84.9%
	Banks - 4.2%
427,900	Mizuho Financial Group, Inc.	$902,310
30,800	Sumitomo Mitsui Financial Group, Inc.	1,068,180
11,000	Suruga Bank, Ltd.	94,312

		2,064,802

	Chemicals - 13.8%
119,000	Kao Corp.	2,225,684
300,000	Taiyo Nippon Sanso Corp.	2,100,368
35,400	Unicharm Corp.	2,463,591

		6,789,643

	Communication - 0.1%
2,900	Zenrin Co., Ltd.	37,705

	Construction - 2.5%
57,000	Kajima Corp.	164,442
77,000	Obayashi Corp.	378,048
63,000	Shimizu Corp.	301,760
181,000	Taisei Corp.	393,506

		1,237,756

	Electrical Appliances - 7.3%
18,810	Keyence Corp.	3,321,780
86,000	Toshiba Corp.	295,120

		3,616,900

	Foods - 1.0%
36,000	Ariake Japan Co., Ltd.	494,846

	Glass & Ceramics Products - 0.2%
35,000	Nippon Sheet Glass Co., Ltd.	99,165

	Iron & Steel - 3.0%
13,500	JFE Holdings, Inc.	368,728
468,000	Sumitomo Metal Industries, Ltd.	1,096,305

		1,465,033

	Land Transportation - 1.3%
151,000	Tokyu Corp.	644,099

	Machinery - 3.8%
33,900	Daikin Industries, Ltd.	912,005
6,000	IHI Corp.	9,115
76,900	Komatsu, Ltd.	959,430

		1,880,550

	Marine Transportation - 0.3%
36,000	Kawasaki Kisen Kaisha, Ltd.	135,642

	Metal Products - 0.1%
4,300	Sumco Corp.	63,176

	Nonferrous Metals - 2.6%
116,000	Sumitomo Metal Mining Co., Ltd.	1,295,425

	Other Products - 8.8%
358,000	Asics Corp.	2,327,255
147,200	Fuji Seal International, Inc.	1,988,021

		4,315,276

	Pharmaceuticals - 3.3%
180,000	Rohto Pharmaceutical Co., Ltd.	1,622,100

	Precision Instruments - 1.8%
23,400	Terumo Corp.	885,338

	Real Estate - 1.6%
308	NTT Urban Development Corp.	249,689
6,640	Sumitomo Real Estate Sales Co., Ltd.	243,699
48,900	Tokyu Livable, Inc.	293,347

		786,735

	Retail Trade - 3.6%
46,000	Ryohin Keikaku Co., Ltd.	1,757,588

	Transportation Equipment - 8.7%
586,000	Isuzu Motors, Ltd.	978,269
43,100	Shimano, Inc.	1,275,098
51,000	Toyota Motor Corp.	2,018,517

		4,271,884

	Wholesale Trade - 16.9%
227,000	Itochu Corp.	1,217,184
424,000	Marubeni Corp.	1,541,341
163,900	Misumi Group, Inc.	2,212,964
159,000	Mitsubishi Corp.	2,446,923
103,400	Sumitomo Corp.	900,049

		8,318,461

	Total Common Stocks (Cost $58,513,663)	41,782,124

SHORT-TERM INVESTMENT - 9.0%
4,429,132	BlackRock Liquidity Funds Federal Trust Fund Portfolio	4,429,132

	Total Short-term Investment (Cost $4,429,132)	4,429,132

	Total Investments - 93.9% (Cost $62,942,795)	46,211,256

	Net Other Assets And Liabilities - 6.1%	2,997,411

	NET ASSETS - 100.0%	$49,208,667

+	All common stocks in the portfolio were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $41,782,124 or 84.9% of the net assets. (See note 2b)
Summary of inputs used to value the Fund’s net assets as of April 30, 2009 is as follows (See note 2b):

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$4,429,132
Level 2 – Other Significant Observable Inputs	41,782,124
Level 3 – Significant Unobservable Inputs	—

Total	$46,211,256

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments (continued) – April 30, 2009 (unaudited)
Industry Concentration Table:
(% of Total Net Assets)

Wholesale Trade	16.9%
Chemicals	13.8%
Other Products	8.8%
Transportation Equipment	8.7%
Electrical Appliances	7.3%
Banks	4.2%
Machinery	3.8%
Retail Trade	3.6%
Pharmaceuticals	3.3%
Iron & Steel	3.0%
Nonferrous Metals	2.6%
Construction	2.5%
Precision Instruments	1.8%
Real Estate	1.6%
Land Transportation	1.3%
Foods	1.0%
Marine Transportation	0.3%
Glass & Ceramics Products	0.2%
Metal Products	0.1%
Communication	0.1%
Cash And Net Other Assets	15.1%

Total	100.0%

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments – April 30, 2009 (unaudited)

Shares		Value
COMMON STOCKS + - 82.2%
	Chemicals - 2.8%
40,500	Arisawa Mfg. Co., Ltd.	$152,258
61,700	Fujikura Kasei Co., Ltd.	234,386

		386,644

	Communication - 8.1%
38,000	SRA Holdings, Inc.	233,821
450	T-Gaia Corp.	549,547
26,900	Tohokushinsha Film Corp.	185,652
375	Works Applications Co., Ltd.	172,677

		1,141,697

	Electrical Appliances - 8.6%
30,000	Dai-Ichi Seiko Co., Ltd.	518,206
16,300	Elecom Co., Ltd.	81,435
28,200	Shibaura Electronics Co., Ltd.	239,060
12,900	Suzuki Co., Ltd.	45,850
165,000	Tamura Corp.	326,112

		1,210,663

	Hotels, Restaurants & Leisure - 0.9%
34	Toridoll.corp.	127,075

	Information & Communications - 1.3%
150	Wowow, Inc.	188,319

	Land Transportation - 2.9%
628	SBS Holdings, Inc.	305,834
10,300	Trancom Co., Ltd.	103,345

		409,179

	Machinery - 9.8%
191	Kito Corp.	153,145
93,900	Nittoku Engineering Co., Ltd.	270,544
38,500	SATO Corp.	342,836
19,600	Teikoku Electric Manufacturing Co., Ltd.	273,401
30,500	Yushin Precision Equipment Co., Ltd.	332,279

		1,372,205

	Marine Transportation - 3.5%
191,000	Shinwa Kaiun Kaisha, Ltd.	488,234

	Metal Products - 2.0%
27,000	Tocalo Co., Ltd.	284,880

	Other Products - 3.6%
75,200	Shoei Co., Ltd.	512,087

	Real Estate - 3.2%
959	RISA Partners, Inc.	446,317

	Retail Trade - 16.6%
22,600	Arc Land Sakamoto Co., Ltd.	169,551
31,000	ASKUL Corp.	436,876
29,700	K’s Holdings Corp.	535,312
41,600	Saizeriya Co., Ltd.	472,303
445	Start Today Co., Ltd.	392,681
140	Village Vanguard Co., Ltd.	321,540

		2,328,263

	Services - 6.7%
65	Kakaku.com, Inc.	222,466
350	Message Co., Ltd.	403,684

60,000	Nomura Co., Ltd.	140,937
150	Prestige International, Inc.	172,125

		939,212

	Textiles And Apparels - 0.5%
20,000	Yamato International, Inc.	69,506

	Transportation - 3.9%
61,000	Nippon Seiki Co., Ltd.	550,194

	Wholesale Trade - 7.8%
36,900	Doshisha Co., Ltd.	445,926
99	Japan Wind Development Co., Ltd.	288,822
12,000	Takachiho Electric Co., Ltd.	90,178
19,500	Toshin Group Co., Ltd.	267,934

		1,092,860

	Total Common Stocks (Cost $12,305,101)	11,547,335

SHORT-TERM INVESTMENT - 12.7%
1,790,079	BlackRock Liquidity Funds Federal Trust Fund Portfolio	1,790,079

	Total Short-term Investment (Cost $1,790,079)	1,790,079

	Total Investments - 94.9% (Cost $14,095,180)	13,337,414

	Net Other Assets And Liabilities - 5.1%	712,504

	NET ASSETS - 100.0%	$14,049,918

+	All common stocks in the portfolio were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $11,547,335 or 82.2% of the net assets. (See note 2b)
Summary of inputs used to value the Fund’s net assets as of April 30, 2009 is as follows (See note 2b):

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$1,790,079
Level 2 – Other Significant Observable Inputs	11,547,335
Level 3 – Significant Unobservable Inputs	—

Total	$13,337,414

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments (continued) – April 30, 2009 (unaudited)
Industry Concentration Table:
(% of Total Net Assets)

Retail Trade	16.6%
Machinery	9.8%
Electrical Appliances	8.6%
Communication	8.1%
Wholesale Trade	7.8%
Services	6.7%
Transportation	3.9%
Other Products	3.6%
Marine Transportation	3.5%
Real Estate	3.2%
Land Transportation	2.9%
Chemicals	2.8%
Metal Products	2.0%
Information & Communications	1.3%
Hotels, Restaurants & Leisure	0.9%
Textiles And Apparels	0.5%
Cash And Net Other Assets	17.8%

Total	100.0%

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Asia Pacific Opportunities Fund
Portfolio of Investments – April 30, 2009 (unaudited)

Shares		Value
COMMON STOCKS -86.5%
	Australia - 23.0%
101,163	ConnectEast Group	$29,408
348,835	Macquarie Infrastructure Group	342,246
40,000	TABCORP Holdings, Ltd.	216,571
146,140	Telstra Corp., Ltd.	353,670

		941,895

	Hong Kong - 28.3%
186,500	BOC Hong Kong (Holdings), Ltd.	266,152
20,000	Hutchison Whampoa, Ltd.	118,709
19,000	Jardine Strategic Holdings, Ltd.	224,200
78,000	Midland Holdings, Ltd.	32,408
8,336	Standard Chartered PLC	127,029
50,000	Swire Pacific, Ltd., Class A	392,578

		1,161,076

	India - 5.5%
3,683	Housing Development Finance Corp., Ltd.	127,118
3,220	Infosys Technologies, Ltd., SP ADR	99,208

		226,326

	Singapore - 14.8%
350,000	CapitaMall Trust	295,508
40,000	United Overseas Bank, Ltd.	310,706

		606,214

	South Korea - 11.6%
17,620	Kangwon Land, Inc.	214,242
4,710	KT&G Corp.	259,178

		473,420

	Thailand - 3.3%
55,900	Bangkok Bank PLC	135,849

	Total Common Stocks (Cost $3,400,417)	3,544,780

SHORT-TERM INVESTMENT - 5.5%
226,014	BlackRock Liquidity Funds Federal Trust Fund Portfolio	226,014

	Total Short-term Investment (Cost $226,014)	226,014

	Total Investments - 92.0% (Cost $3,626,431)	3,770,794

	Net Other Assets And Liabilities - 8.0%	326,628

	NET ASSETS - 100.0%	$4,097,422

PLC	Public Limited Company

SP ADR	Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of April 30, 2009 is as follows (See note 2b):

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$3,770,794
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$3,770,794

Industry Concentration Table:
(% of Total Net Assets)

Commercial Banks	20.5%
Hotels, Restaurants & Leisure	10.5%
Real Estate Management & Development	10.4%
Transportation Infrastructure	9.1%
Diversified Telecommunication Services	8.6%
Industrial Conglomerates	8.4%
Real Estate Investment Trusts	7.2%
Tobacco	6.3%
Thrifts & Mortgage Finance	3.1%
IT Services	2.4%
Cash And Net Other Assets	13.5%

Total	100.0%

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments – April 30, 2009 (unaudited)

Shares		Value
COMMON STOCKS - 81.6%
	Australia - 8.6%
111,597	Babcock & Brown Japan Property Trust	$25,548
1,395	Billabong International, Ltd.	10,645
62,239	ConnectEast Group	18,093
36,764	Macquarie Infrastructure Group	36,070
59,810	Macquarie Media Group, Ltd.	53,899
19,541	TABCORP Holdings, Ltd.	105,801
60,335	Telstra Corp., Ltd.	146,015
6,960	Transurban Group	22,560

		418,631

	China - 1.1%
82,000	Anhui Expressway Co., Ltd.	41,264
20,000	Jiangsu Expressway Co., Ltd.	14,271

		55,535

	Hong Kong - 14.5%
70,000	BOC Hong Kong (Holdings), Ltd.	99,896
352,000	Champion Real Estate Investment Trust	81,300
29,200	Dah Sing Banking Group, Ltd.	21,099
60,000	Great Eagle Holdings, Ltd.	83,458
148,000	Guangdong Investment, Ltd.	61,491
14,000	Hongkong Land Holdings, Ltd.	35,000
63,500	Hopewell Highway Infrastructure, Ltd.	34,740
7,733	HSBC Holdings PLC	54,630
3,200	Standard Chartered PLC	48,764
18,000	Swire Pacific, Ltd., Class A	141,328
10,000	Vtech Holdings, Ltd.	50,322

		712,028

	India - 4.9%
5,400	Glaxosmithkline Pharmaceuticals, Ltd.	126,536
1,430	Housing Development Finance Corp., Ltd.	49,356
19,150	Tata Chemicals, Ltd.	65,658

		241,550

	Malaysia - 1.1%
23,040	Public Bank Berhad	54,040

	Philippines - 1.0%
1,050	Philippine Long Distance Telephone Co.	47,444

	Singapore - 7.9%
38,500	CapitaMall Trust	32,506
47,000	ComfortDelGro Corp., Ltd.	45,079
13,500	DBS Group Holdings, Ltd.	86,626
53,000	Singapore Press Holdings, Ltd.	103,816
109,000	Suntec Real Estate Investment Trust	54,113
8,000	United Overseas Bank, Ltd.	62,141

		384,281

	South Korea - 20.9%
368	Cheil Worldwide, Inc.	66,831
3,900	Dongbu Insurance Co., Ltd.	80,097
12,750	Kangwon Land, Inc.	155,027
2,670	KT&G Corp.	146,923
7,320	LG Telecom, Ltd.	51,405
16,701	Macquarie Korea Infrastructure Fund	61,571
1,730	S-Oil Corp.	80,769
4,680	S1 Corp.	171,442
810	SK Telecom Co., Ltd.	115,850
1,530	Woongjin Coway Co., Ltd.	38,101
3,290	Woongjin Thinkbig Co., Ltd.	55,774

		1,023,790

	Taiwan - 21.6%
53,000	China Steel Corp.	41,024
8,077	Chunghwa Telecom Co., Ltd.	15,385
41,000	Compal Electronics, Inc.	34,835
38,760	Far Eastern Textile, Ltd.	36,154
115,291	Far EasTone Telecommunications Co., Ltd.	131,244
42,000	Giant Manufacturing Co., Ltd.	99,306
24,000	Hon Hai Precision Industry Co., Ltd.	69,373
74,400	Huaku Construction Co.	129,123
27,000	Powertech Technology, Inc.	56,411
87,722	Taiwan Mobile Co., Ltd.	138,187
278,000	Teco Electric & Machinery Co., Ltd.	110,112
59,000	Uni-President Enterprises Corp.	59,315
107,587	Wistron Corp.	136,299

		1,056,768

	Total Common Stocks (Cost $4,317,703)	3,994,067

SHORT-TERM INVESTMENT - 14.7%
722,530	BlackRock Liquidity Funds Federal Trust Fund Portfolio	722,530

	Total Short-term Investment (Cost $722,530)	722,530

	Total Investments - 96.3% (Cost $5,040,233)	4,716,597

	Net Other Assets And Liabilities - 3.7%	178,916

	NET ASSETS - 100.0%	$4,895,513

PLC	Public Limited Company
Summary of inputs used to value the Fund’s net assets as of April 30, 2009 is as follows (See note 2b):

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$4,716,597
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$4,716,597

See accompanying notes to financial statements.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments (continued) – April 30, 2009 (unaudited)
Industry Concentration Table:
(% of Total Net Assets)

Wireless Telecommunication Services	9.9%
Commercial Banks	8.7%
Real Estate Management & Development	7.9%
Media	5.7%
Hotels, Restaurants & Leisure	5.3%
Transportation Infrastructure	4.7%
Real Estate Investment Trusts	4.0%
Commercial Services & Supplies	3.5%
Computers & Peripherals	3.5%
Diversified Telecommunication Services	3.3%
Tobacco	3.0%
Pharmaceuticals	2.6%
Electrical Equipment	2.3%
Leisure Equipment & Products	2.0%
Oil, Gas & Consumable Fuels	1.7%
Insurance	1.6%
Electronic Equipment & Instruments	1.4%
Chemicals	1.3%
Water Utilities	1.3%
Food Product	1.2%
Semiconductors & Semiconductor Equipment	1.2%
Communications Equipment	1.0%
Thrifts & Mortgage Finance	1.0%
Road & Rail	0.9%
Metals And Mining	0.8%
Household Durables	0.8%
Industrial Conglomerates	0.8%
Textiles, Apparel & Luxury Goods	0.2%
Cash And Net Other Assets	18.4%

Total	100.0%

See accompanying notes to financial statements.

SPARX ASIA FUNDS
Statements of Assets and Liabilities
April 30, 2009 (unaudited)

		SPARX
	SPARX	Japan Smaller
	Japan	Companies
	Fund	Fund
ASSETS:
Investments, at cost	$62,942,795	$14,095,180

Investments, at value	$46,211,256	$13,337,414
Foreign currency, at value(a)	—	—
Receivables:
Investments sold	2,691,279	1,026,775
Fund shares sold	52,708	7,000
Dividends and interest	462,331	197,575
Receivable from Adviser	—	22,430
Prepaid expenses and other assets	7,106	3,584

Total assets	49,424,680	14,594,778

LIABILITIES:
Payables:
Investments purchased	—	503,934
Fund shares repurchased	127,364	10,000
Advisor fees	47,133	—
Administration fees	4,520	4,520
Audit & tax fees	6,000	6,000
Trustees’ fees	2,676	1,079
Custody fees	6,945	2,879
Reports to shareholders fees	8,025	2,735
Transfer agent fees	6,360	9,606
Legal fees	2,983	2,050
Registration fees	1,051	546
Accrued expenses and other payables	2,956	1,511

Total liabilities	216,013	544,860

NET ASSETS	$49,208,667	$14,049,918

NET ASSETS CONSIST OF:
Par value	$5,204	$2,010
Paid-in-capital	93,415,947	19,857,996
Accumulated net investment income gain	82,998	138,315
Accumulated net realized loss on investments and foreign currency transactions	(27,551,864)	(5,188,672)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(16,743,618)	(759,731)

TOTAL NET ASSETS	$49,208,667	$14,049,918

Institutional Shares:
Net Assets	$27,930,884	$—
Shares outstanding ($0.001 par value, unlimited shares authorized)	2,946,884	—

Net asset value, offering and redemption price per share (Net Assets/ Shares Outstanding)	$9.48	$—

Investor Shares:
Net Assets	$21,277,783	$14,049,918
Shares outstanding ($0.001 par value, unlimited shares authorized)	2,257,178	2,009,922

Net asset value, offering and redemption price per share (Net Assets/ Shares Outstanding)	$9.43	$6.99

(a)	Foreign currency held at cost for the SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Income Fund were $99,594 and $126,729, respectively.
See accompanying notes to financial statements.

SPARX	SPARX
Asia Pacific	Asia Pacific
Opportunities	Equity Income
Fund	Fund

$3,626,431	$5,040,233

$3,770,794	$4,716,597
99,596	128,187

227,306	34,276
—	—
18,739	24,348
1,275	13,235
4,935	5,006

4,122,645	4,921,649

—	—
—	—
—	—
4,520	4,520
6,000	6,000
184	222
2,508	5,142
1,453	1,328
1,840	1,851
509	445
465	465
7,744	6,163

25,223	26,136

$4,097,422	$4,895,513

$574	$686
5,781,674	6,855,569
3,848	19,820
(1,834,439)	(1,658,790)

145,765	(321,772)

$4,097,422	$4,895,513

$—	$—
—	—

$—	$—

$4,097,422	$4,895,513
574,422	686,484

$7.13	$7.13

See accompanying notes to financial statements.

SPARX ASIA FUNDS
Statements of Operations
For the Six Months Ended April 30, 2009 (unaudited)

		SPARX
	SPARX	Japan Smaller
	Japan	Companies
	Fund	Fund
Investment Income:
Dividends	$467,119	$298,033
Less: foreign taxes withheld	(32,608)	(20,791)

Total investment income	434,511	277,242

Expenses:
Advisory fees	242,767	103,646
Administration and accounting fees	36,415	36,415
Custody fees	22,483	11,765
Transfer agent fees and expenses	38,747	52,794
Registration and filing fees	9,205	26,406
Audit & tax fees	22,324	7,000
Legal fees	14,032	8,409
Reports to shareholders fees	7,790	4,422
Trustees fees and expenses	12,825	6,435
Insurance expense	11,068	5,243
Miscellaneous expenses	24,034	15,998

Total expenses before fee waivers and reimbursement	441,690	278,533

Less fee waivers and expenses reimbursed by adviser	(138,429)	(140,339)

Net Expenses	303,261	138,194

Net Investment Income	131,250	139,048

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments(a)	(12,051,551)	(5,011,349)
Foreign currency transactions	22,168	(58,329)
Net change in unrealized appreciation (depreciation) on:
Investments(b)	10,494,786	4,719,218
Translation of assets and liabilities denominated in foreign currency	(52,049)	(6,176)

Net Realized and Unrealized Gain (Loss) on Investments	(1,586,646)	(356,636)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,455,396)	$(217,588)

(a)	Realized gains on investment security transactions for the SPARX Pacific Asia Opportunities Fund and the SPARX Asia Pacific Equity Income Fund are net of foreign capital gains tax withheld of $3,456 and $3,791, respectively.

(b)	Change in unrealized appreciation/depreciation on securities for the SPARX Pacific Asia Opportunities Fund and the SPARX Asia Pacific Equity Income Fund are net of decrease in deferred foreign capital gains tax of $2,690 and $3,563, respectively.
See accompanying notes to financial statements.

SPARX	SPARX
Asia Pacific	Asia Pacific
Opportunities	Equity Income
Fund	Fund

$58,410	$102,129
(2,076)	(5,160)

56,334	96,969

20,364	24,668
36,415	36,415
6,336	15,544
13,695	13,677
9,859	9,545
7,000	7,000
5,052	5,101
1,611	1,611
2,858	3,011
6,944	7,017
12,351	17,644

122,485	141,233

(95,333)	(108,342)

27,152	32,891

29,182	64,078

(1,347,588)	(1,425,850)
(11,015)	(11,321)

1,823,420	2,114,399
3,448	2,532

468,265	679,760

$497,447	$743,838

See accompanying notes to financial statements.

SPARX ASIA FUNDS
Statements of Changes in Net Assets

			SPARX Japan Smaller
			Companies
	SPARX Japan Fund		Fund
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,
	(unaudited)	2008	(unaudited)	2008
Investment Activities:
Operations:
Net investment income	$131,250	$276,999	$139,048	$23,013
Net realized loss on investments and foreign currency transactions	(12,029,383)	(7,673,038)	(5,069,678)	(131,173)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,442,737	(30,286,211)	4,713,042	(5,980,662)

Net increase (decrease) in net assets resulting from operations	(1,455,396)	(37,682,250)	(217,588)	(6,088,822)

Distributions to Shareholders:
From net investment income:
Institutional Shares	(110,045)	—	—	—
Investor Shares	(65,133)	—	—	(37,128)
From realized gains on investments:
Investor Shares	—	—	—	—

Total distributions	(175,178)	—	—	(37,128)

Capital Share Transactions:
Proceeds from shares issued:
Institutional Shares	1,997,465	17,346,932	—	—
Investor Shares	8,815,251	23,045,592	9,570,114	14,721,358
Dividends reinvested:
Institutional Shares	103,942	—	—	—
Investor Shares	63,659	—	—	37,128
Cost of shares redeemed:
Institutional Shares	(10,278,838)	(36,054,652)	—	—
Investor Shares	(2,755,544)	(16,256,500)	(7,046,471)	(2,495,073)

Redemption fees	2,871	13,040	2,293	20,819

Change in net assets from capital share transactions	(2,051,194)	(11,905,588)	2,525,936	12,284,232

Voluntary Contribution from Advisor	—	—	—	—

Net change in net assets	(3,681,768)	(49,587,838)	2,308,348	6,158,282
Net Assets:
Beginning of period	52,890,435	102,478,273	11,741,570	5,583,288

End of period	$49,208,667	$52,890,435	$14,049,918	$11,741,570

Accumulated net investment income gain (loss)	$82,998	$126,926	$138,315	$(733)

Other Information:
Share Transactions:
Institutional:
Issued	201,662	1,233,199	—	—
Reinvested	10,081	—	—	—
Redeemed	(1,050,140)	(2,525,969)	—	—
Investor:
Issued	921,339	1,736,620	1,358,510	1,497,950
Reinvested	6,210	—	—	3,654
Redeemed	(300,227)	(1,309,871)	(1,057,690)	(300,890)

Net increase (decrease) in share transactions	(211,075)	(866,021)	300,820	1,200,714

See accompanying notes to financial statements.

SPARX Asia Pacific		SPARX Asia Pacific
Opportunities		Equity Income
Fund		Fund
Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended
April 30, 2009	October 31,	April 30, 2009	October 31,
(unaudited)	2008	(unaudited)	2008

$29,182	$151,676	$64,078	$205,620

(1,358,603)	(507,618)	(1,437,171)	(245,935)

1,826,868	(2,826,183)	2,116,931	(3,000,468)

497,447	(3,182,125)	743,838	(3,040,783)

—	—	—	—
(74,434)	(67,791)	(150,331)	(75,632)

—	(114,662)	—	(96,027)

(74,434)	(182,453)	(150,331)	(171,659)

—	—	—	—
26,699	1,918,379	66,242	1,944,222

—	—	—	—
74,242	182,453	149,849	171,659

—	—	—	—
(51,874)	(1,502,556)	(110,446)	(413,374)

—	61	—	188

49,067	598,337	105,645	1,702,695

—	23,126	—	5,177

472,080	(2,743,115)	699,152	(1,504,570)

3,625,342	6,368,457	4,196,361	5,700,931

$4,097,422	$3,625,342	$4,895,513	$4,196,361

$3,848	$49,100	$19,820	$106,073

—	—	—	—
—	—	—	—
—	—	—	—

4,224	180,543	10,516	193,038
12,332	17,036	24,053	17,132
(8,155)	(141,872)	(18,654)	(43,981)

8,401	55,707	15,915	166,189

See accompanying notes to financial statements.

SPARX ASIA FUNDS
Financial Highlights
Institutional Shares
The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the Fund share class (assuming reinvestment of all distributions) held for the entire period.

	SPARX Japan Fund
	Six Months
	Ended
	April 30,
	2009		Year Ended October 31,
	(unaudited)		2008	2007	2006		2005		2004
Net Asset Value,
Beginning of period	$9.78		$16.33	$17.27	$17.44		$13.31		$10.00

Income (loss) from Investment Operations:
Net investment income (loss)	0.03	(a)	0.05	— (b)	(0.06	)(a)	(0.02	)(a)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(0.30)		(6.60)	(0.94)	0.61		4.87		3.25

Total income (loss) from investment operations	(0.27)		(6.55)	(0.94)	0.55		4.85		3.21

Less Distributions from:
Investment income	(0.03)		—	—	(0.56)		—		—
Realized gains	—		—	—	(0.17)		(0.72)		—

Total Distributions	(0.03)		—	—	(0.73)		(0.72)		—

Redemption fees	—	(b)	— (b)	—	0.01		—	(b)	0.10

Net Asset Value,
End of period	$9.48		$9.78	$16.33	$17.27		$17.44		$13.31

Total Return	(2.74	)%(c)	(40.11)%	(5.44)%	2.90%		38.41%		33.10%
Ratios/Supplemental Data:
Net assets at end of period (in thousands)	$27,931		$37,031	$82,936	$105,147		$53,166		$8,139
Ratio to average net assets:
Expenses net of waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.25%		1.25%		1.25%
Expenses before waivers and reimbursements	1.82	%(d)	1.72%	1.67%	1.66%		3.63%		9.07%
Net Investment income (loss) (net of waivers and reimbursements)	0.54	%(d)	0.37%	(0.00)%	(0.30)%		(0.15)%		(0.34)%
Net Investment income (loss) (before waivers and reimbursements)	(0.03	)%(d)	(0.10)%	(0.42)%	(0.71)%		(2.53)%		(8.16)%
Portfolio turnover rate	14	%(c)	35%	111%	89%		73%		125%

(a)	Calculated based on average shares outstanding.

(b)	Amount represents less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.
See accompanying notes to financial statements.

SPARX ASIA FUNDS
Financial Highlights
Investor Shares
The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the Fund share class (assuming reinvestment of all distributions) held for the entire period.

	SPARX Japan Fund
	Six Months
	Ended
	April 30,
	2009		Year Ended October 31,
	(unaudited)		2008	2007	2006		2005		2004
Net Asset Value,
Beginning of period	$9.73		$16.24	$17.20	$17.41		$13.28		$10.00

Income (loss) from Investment Operations:
Net investment income (loss)	0.03	(a)	0.05	(0.03)	(0.10	)(a)	(0.06	)(a)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.30)		(6.56)	(0.93)	0.60		4.90		3.26

Total income (loss) from investment operations	(0.27)		(6.51)	(0.96)	0.50		4.84		3.18

Less Distributions from:
Investment income	(0.03)		—	—	(0.55)		—	(b)	—
Realized gains	—		—	—	(0.17)		(0.71)		—

Total Distributions	(0.03)		—	—	(0.72)		(0.71)		—

Redemption fees	—	(b)	— (b)	—	0.01		—		0.10

Net Asset Value,
End of period	$9.43		$9.73	$16.24	$17.20		$17.41		$13.28

Total Return	(2.75	)%(c)	(40.09)%	(5.58)%	2.64%		38.36%		32.80%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$21,278		$15,860	$19,542	$26,230		$23,488		$2,609
Ratios to average net assets:
Expenses net of waivers and reimbursements	1.25	%(d)	1.25%	1.45%	1.50%		1.50%		1.50%
Expenses before waivers and reimbursements	1.82	%(d)	1.72%	1.87%	2.22%		4.24%		10.78%
Net investment income (loss) (net of waivers and reimbursements)	0.54	%(d)	0.37%	(0.20)%	(0.55)%		(0.40)%		(0.59)%
Net investment income (loss) (before waivers and reimbursements)	(0.03	)%(d)	(0.10)%	(0.62)%	(1.27)%		(3.14)%		(9.87)%
Portfolio turnover rate	14	%(c)	35%	111%	89%		73%		125%

(a)	Calculated based on average shares outstanding.

(b)	Amount represents less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.
See accompanying notes to financial statements.

SPARX ASIA FUNDS
Financial Highlights
Investor Shares (continued)
The Financial Highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the Fund share class (assuming reinvestment of all distributions) held for the entire period.

	SPARX
	Japan Smaller
	Companies Fund
	Six Months
	Ended
	April 30,		Year Ended	Period Ended
	2009		October 31,	October 31,
	(unaudited)		2008	2007(a)
Net Asset Value,
Beginning of period	$6.87		$10.98	$10.00

Income (loss) from Investment Operations:
Net investment income (loss)	0.07		0.02 (b)	—	(c)
Net realized and unrealized gain (loss) on investments	0.05		(4.08)	0.98

Total income (loss) from investment operations	0.12		(4.06)	0.98

Less Distributions from:
Investment income	—		(0.07)	—

Total Distributions	—		(0.07)	—

Redemption fees	—	(c)	0.02	—

Net Asset Value,
End of period	$6.99		$6.87	$10.98

Total Return	1.75	%(d)	(37.00)%	9.80	%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$14,050		$11,742	$5,583
Ratios to average net assets:
Expenses net of waivers and reimbursements	1.60	%(e)	1.60%	1.60	%(e)
Expenses before waivers and reimbursements	3.22	%(e)	4.47%	9.73	%(e)
Net investment income (loss) (net of waivers and reimbursements)	1.61	%(e)	0.26%	(0.02	)%(e)
Net investment income (loss) (before waivers and reimbursements)	(0.01	)%(e)	(2.60)%	(8.15	)%(e)
Portfolio turnover rate	75	%(d)	55%	13	%(d)

(a)	The Fund commenced operations on August 31, 2007.

(b)	Calculated based on average shares outstanding.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized.

(e)	Annualized.
See accompanying notes to financial statements.

SPARX ASIA FUNDS
Financial Highlights
Investor Shares (continued)
The Financial Highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the Fund share class (assuming reinvestment of all distributions) held for the entire period.

	SPARX
	Asia Pacific
	Opportunities Fund
	Six Months
	Ended
	April 30,		Year Ended		Period Ended
	2009		October 31,		October 31,
	(unaudited)		2008		2007(a)

Net Asset Value,
Beginning of period	$6.40		$12.48		$10.00

Income (loss) from Investment Operations:
Net investment income (loss)	0.05		0.28		—	(b)
Net realized and unrealized gain (loss) on investments	0.81		(6.05)		2.48

Total income (loss) from investment operations	0.86		(5.77)		2.48

Less Distributions from:
Investment income	(0.13)		(0.13)		—
Realized gains	—		(0.22)		—

Total Distributions	(0.13)		(0.35)		—

Redemption fees	—		—	(b)	—

Voluntary contribution from adviser	—		0.04		—

Net Asset Value,
End of period	$7.13		$6.40		$12.48

Total Return	13.84	%(d)	(47.07	)%(c)	24.80	%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$4,097		$3,625		$6,368
Ratios to average net assets:
Expenses net of waivers and reimbursements	1.60	%(e)	1.60%		1.60	%(e)
Expenses before waivers and reimbursements	7.22	%(e)	5.97%		9.17	%(e)
Net investment income (loss) (net of waivers and reimbursements)	1.72	%(e)	2.75%		0.12	%(e)
Net investment income (loss) (before waivers and reimbursements)	(3.90	)%(e)	(1.61)%		(7.45	)%(e)
Portfolio turnover rate	117	%(d)	164%		26	%(d)

(a)	The Fund commenced operations on August 31, 2007.

(b)	Amount represents less than $0.005 per share.

(c)	If the Adviser had not made a voluntary capital contribution to the Fund, the total return would have been (47.40)%.

(d)	Not annualized.

(e)	Annualized.
See accompanying notes to financial statements.

SPARX ASIA FUNDS
Financial Highlights
Investor Shares (continued)
The Financial Highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the Fund share class (assuming reinvestment of all distributions) held for the entire period.

	SPARX
	Asia Pacific Equity
	Income Fund
	Six Months
	Ended
	April 30,		Year Ended		Period Ended
	2009		October 31,		October 31,
	(unaudited)		2008		2007(a)
Net Asset Value,
Beginning of period	$6.26		$11.30		$10.00

Income (loss) from Investment Operations:
Net investment income (loss)	0.09		0.32		0.01
Net realized and unrealized gain (loss) on investments	1.00		(5.07)		1.29

Total income (loss) from investment operations	1.09		(4.75)		1.30

Less Distributions from:
Investment income	(0.22)		(0.13)		—
Realized gains	—		(0.17)		—

Total Distributions	(0.22)		(0.30)		—

Redemption fees	—		—	(b)	—

Voluntary contribution from adviser	—		0.01		—

Net Asset Value,
End of period	$7.13		$6.26		$11.30

Total Return	18.00	%(d)	(42.93	)%(c)	13.00	%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$4,896		$4,196		$5,701
Ratios to average net assets:
Expenses net of waivers and reimbursements	1.60	%(e)	1.60%		1.60	%(e)
Expenses before waivers and reimbursements	6.87	%(e)	5.91%		9.89	%(e)
Net investment income (loss) (net of waivers and reimbursements)	3.12	%(e)	3.46%		0.66	%(e)
Net investment income (loss) (before waivers and reimbursements)	(2.15	)%(e)	(0.84)%		(7.64	)%(e)
Portfolio turnover rate	75	%(d)	82%		43	%(d)

(a)	The Fund commenced operations on August 31, 2007.

(b)	Amount represents less than $0.005 per share.

(c)	If the Adviser had not made a voluntary capital contribution to the Fund, the total return would have been (43.02)%.

(d)	Not annualized.

(e)	Annualized.
See accompanying notes to financial statements.

SPARX ASIA FUNDS
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (unaudited)
Note 1 — Organization
SPARX Asia Funds (the “Trust”) (formerly known as SPARX Funds Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of four separate investment portfolios (each individually, a “Fund”, and collectively, the “Funds”): SPARX Japan Fund, SPARX Japan Smaller Companies Fund, SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Income Fund. The SPARX Japan Fund commenced operations on October 31, 2003. The SPARX Japan Smaller Companies Fund, SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Income Fund commenced operations on August 31, 2007. All the Funds seek long-term capital appreciation as their primary investment objective.
Note 2 — Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.
b. Investment Valuation
Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of a Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include; (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.
Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of November 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Funds’ net assets as of April 30, 2009 is included with each Fund’s Schedule of Investments.
c. Securities Transactions and Investment Income
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis.
d. Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.
Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) on the first day of the Fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this

SPARX ASIA FUNDS
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (unaudited) (continued)
Interpretation on the Fund’s financial statements. Each of the Funds’ federal tax returns for the prior three fiscal years (or such shorter time as the Fund has been in existence) remains subject to examination by the Internal Revenue Service. It is each Fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.
e. Share Classes
Currently, only the SPARX Japan Fund offers two classes of shares — Investor Shares and Institutional Shares (to existing investors only). Each class has exclusive voting rights with respect to matters that affect that class.
Investment income, realized and unrealized gains and losses are allocated to each class based on relative net assets. General Fund expenses are allocated to each Fund within the Trust based on relative net assets of each Fund or on another reasonable basis.
f. Fund Share Transactions
The Funds calculate the NAV of each class by taking the total value of its assets, subtracting its liabilities, and dividing by the number of shares of that class. The Funds calculate the NAV of each class once daily as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on days when the Fund is open for business.
The price of the shares an investor purchases or redeems will be the next NAV of the relevant class after receipt of an order and accepted by the Fund’s transfer agent, or a broker-dealer or other financial intermediary with the authority to accept orders on the Fund’s behalf. A sales or redemption order must be received by the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern Time) in order to receive the current day’s NAV.
g. Distributions to Shareholders
The Funds earn dividends, interest and other income from their investments, and distribute this income (less expense) to shareholders as dividends. The Funds also realize capital gains from their investments and distribute these gains (less any losses) to shareholders as capital gains distributions. The Funds normally pay dividend and capital gains distributions (if any) annually, except for the SPARX Asia Pacific Equity Income Fund, which may pay dividends semi-annually.
The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as foreign currency transactions, Passive Foreign Investment Company, distribution in excess, distribution redesignation and net operating losses.
h. Foreign Currency
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Funds’ concentration in securities issued by companies located in the Asia Pacific Region, the Funds will be particularly subject to the risks of any adverse social, political, and economic events which occur in the Asia Pacific Region or affect such markets (as applicable), and the value of the Funds’ shares may be more volatile than funds that do not similarly concentrate their investments.
i. Forward Contracts
The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.
j. Redemption Fees
The Funds may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital and allocated to each class of shares based on relative net assets.
k. Recent Accounting Pronouncements
In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the Funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position. Management is evaluating the application of the Standard to the Funds, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the Funds’ financial statements.
In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 (use previous definition from Notes), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity

SPARX ASIA FUNDS
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (unaudited) (continued)
Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds’ financial statement disclosures.
Note 3 — Investment Advisory and Administrative Fees
The Trust, on behalf of the Funds, has an agreement relating to the Funds with SPARX Investment & Research, USA, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. As compensation for its services to the SPARX Japan Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, and for the SPARX Japan Smaller Companies Fund, SPARX Asia Pacific Opportunities Fund, and SPARX Asia Pacific Equity Income Fund, the Adviser receives an investment advisory fee at an annual rate of 1.20% of the average daily net assets of the Funds; each fee is accrued daily and paid monthly. The Adviser has contractually agreed, until February 28, 2010 to waive receipt of its fees and/or assume direct expenses of (i) SPARX Japan Fund Institutional and Investor class so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.25% of the average daily net assets and (ii) SPARX Japan Smaller Companies Fund, SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Income Fund (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.60% of the average daily net assets. For SPARX Japan Smaller Companies Fund, SPARX Asia Pacific Opportunities Fund, and SPARX Asia Pacific Equity Income Fund, if a Fund’s expenses fall below 1.60% of average daily net assets within three years after the Adviser has waived its fees or borne expenses, the Fund will reimburse the Adviser up to the difference between 1.60% and its current actual expenses. For the six months ended April 30, 2009, the Adviser waived and/or reimbursed investment advisory fees as follows:

Fund
SPARX Japan Fund	$138,429
SPARX Japan Smaller Companies Fund	140,339
SPARX Asia Pacific Opportunities Fund	95,333
SPARX Asia Pacific Equity Income Fund	108,342
At April 30, 2009, the amount of potential recovery was as follows:

		Expiration
	October 31,	October 31,	October 31,
Fund	2012	2011	2010
SPARX Japan Smaller Companies Fund	$140,339	$220,060	$70,702
SPARX Asia Pacific Opportunities Fund	95,333	207,705	72,528
SPARX Asia Pacific Equity Income Fund	108,342	222,984	75,205
On February 7, 2008, the Adviser voluntarily paid SPARX Asia Pacific Opportunities Fund and SPARX Asia Pacific Equity Fund $23,126 and $5,177, respectively, after it was discovered that a distributor failed to collect redemption fees for certain trades.
PNC Global Investment Servicing (U.S.) Inc. (the “administrator”), receives a monthly fee from each Fund at the annual rate of 0.07% of the first $100 million of the Funds’ average daily net assets, decreasing as assets reach certain levels and subject to a minimum fee plus out-of-pocket expenses. A fee reduction arrangement for the Funds, other than Japan Fund, was in effect for the first 10 months of the Administration Agreement pursuant to which 100% of the fee was waived during the first month, with the percentage waived decreasing in increments of 10% for each of the subsequent months.
Note 4 — Trustee Compensation
Effective January 1, 2009, each Trustee who is not an employee or an affiliated person of the Adviser is paid an annual fee of $8,000, plus $2,000 per meeting attended in person ($1,000 per meeting attended by telephone), and is reimbursed for travel and other out-of-pocket expenses. Prior to January 1, 2009, each Trustee who is not an employee or an affiliated person of the Adviser received an annual fee of $10,000, plus $2,500 per meeting attended in person ($1,250 per meeting attended by telephone), and was reimbursed for travel and other out-of pocket expenses. The Trust does not compensate officers or Trustees who are employees or affiliated persons of the Adviser. For the six months ended April 30, 2009, the aggregate remuneration paid to the Trustees was $28,000.
Note 5 — Distribution Agreement
The Trust has entered into a distribution agreement with Professional Funds Distributors, LLC (“PFD”), pursuant to which PFD acts as agent for the distribution of shares of the Funds.
Note 6 — Investment Transactions
For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding short-term investments) amounted to the following:

	Purchases	Sales
	Non-U.S.	Non-U.S.
	Government	Government
SPARX Japan Fund	$6,359,639	$14,669,978
SPARX Japan Smaller Companies Fund	12,797,416	11,882,041
SPARX Asia Pacific Opportunities Fund	3,859,082	4,338,439
SPARX Asia Pacific Equity Income Fund	2,859,079	3,318,656

SPARX ASIA FUNDS
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (unaudited) (continued)
Note 7 — Federal Tax Information
The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost of investments as computed on a federal income tax basis, at April 30, 2009 for each Fund, is listed below:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/	Cost of
Fund	Appreciation	Depreciation	(Depreciation)	Investments
SPARX Japan Fund	$417,988	$(17,149,527)	$(16,731,539)	$62,942,795
SPARX Japan Smaller Companies Fund	$995,242	$(1,753,008)	$(757,766)	$14,095,180
SPARX Asia Pacific Opportunities Fund	348,914	(204,551)	144,363	3,626,431
SPARX Asia Pacific Equity Income Fund	432,388	(756,024)	(323,636)	5,040,233
As of October 31, 2008, the components of accumulated earnings on a tax basis were as follows:

				Unrealized
			Unrealized	Appreciation
	Accumulated	Undistributed	Appreciation	(Depreciation)	Total
	Capital and	Ordinary	(Depreciation)	on Foreign	Accumulated
Fund	Other Losses	Income	on Investments	Currency	Earnings
SPARX Japan Fund	$(12,544,945)	$126,926	$(30,203,861)	$39,970	$(42,581,910)
SPARX Japan Smaller Companies Fund	(75,590)	—	(5,521,121)	4,211	(5,592,500)
SPARX Asia Pacific Opportunities Fund	(475,836)	49,831	(1,679,057)	(2,046)	(2,107,108)
SPARX Asia Pacific Equity Income Fund	(195,332)	106,241	(2,464,322)	(668)	(2,554,081)
The tax components of dividends paid during the years or periods ended October 31, 2008 and October 31, 2007 were as follows:

	Distributions Paid in 2008		Distributions Paid in 2007
	Ordinary	Long-Term	Ordinary	Long-Term
Fund	Income	Capital Gains	Income	Capital Gains
SPARX Japan Fund	$—	$—	$—	$—
SPARX Japan Smaller Companies Fund*	37,128	—	—	—
SPARX Asia Pacific Opportunities Fund*	182,453	—	—	—
SPARX Asia Pacific Equity Income Fund*	171,659	—	—	—

*	The Funds commenced operations on August 31, 2007.
Net capital loss carryforwards as of October 31, 2008, which may be carried forward eight years and are available to offset future realized capital gains and thereby reduce future capital gains distributions, are as follows:

	Net Capital Loss Carryover Expiring in
Fund	2014	2015	2016	Total
SPARX Japan Fund	$967,738	$5,345,663	$6,231,544	$12,544,945
SPARX Japan Smaller Companies Fund	—	6,584	69,006	75,590
SPARX Asia Pacific Opportunities Fund	—	—	475,836	475,836
SPARX Asia Pacific Equity Income Fund	—	—	195,332	195,332

SPARX ASIA FUNDS
Notes to Financial Statements
For the Six Months Ended April 30, 2009 (unaudited) (continued)
Note 8 — Line of Credit Facility
The Funds participate in a $5,000,000 committed, unsecured revolving line of credit facility with PNC Bank, National Association (the “Bank”). Under the facility, the aggregate outstanding under the line of credit may not exceed the asset coverage requirements of that borrower which means the lowest of (a) one-third of the assets of that borrower, (b) any lower leverage limit defined by such borrower’s prospectus or statement of additional information, or (c) the maximum amount permitted to be borrowed by such borrower under the 1940 Act. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus fifty (50) basis points. This credit facility also requires the Funds to pay a non-refundable commitment fee to the Bank based on the amount of the commitment that is unused and uncancelled. For the six months ended April 30, 2009, the Funds did not have any borrowings under the facility. During the period, the credit facility expired and the Funds did not seek renewal.
Note 9 — Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SPARX ASIA FUNDS
Additional Information (unaudited)
Form N-Q
The Trust files complete Portfolio of Investments for each Fund with the U.S. Securities and Exchange Commission (the “SEC”) for the Fund’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.
Proxy Voting
A description of the Trust’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information (“SAI”), and are also available (i) upon request, without charge, by calling 1-800-632-1320 or (ii) on the SEC’s website at www.sec.gov.
The Trust’s Proxy Voting Record for the most recent twelve month period ended June 30 is available beginning each August 31 (i) without charge, upon request, by calling 1-800-632-1320 and (ii) on the SEC’s website at www.sec.gov.
Disclosure of Fund Expenses
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund’s costs in two ways:
Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.
You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”
Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return.You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning	Ending	Net
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	11/01/08	4/30/09	Ratios(1)	Period(2)
SPARX Japan Fund

Actual Fund Return
Investor Shares	$1,000.00	$972.60	1.25%	$6.11
Institutional Shares	$1,000.00	$972.50	1.25%	$6.11
Hypothetical 5% Return
Investor Shares	$1,000.00	$1,018.60	1.25%	$6.26
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26

SPARX Japan Smaller Companies Fund

Actual Fund Return
Investor Shares	$1,000.00	$1,017.50	1.60%	$8.00
Hypothetical 5% Return
Investor Shares	$1,000.00	$1,016.86	1.60%	$8.00

SPARX ASIA FUNDS
Additional Information (unaudited) (continued)

	Beginning	Ending	Net
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	11/01/08	4/30/09	Ratios(1)	Period(2)
SPARX Asia Pacific Opportunities Fund

Actual Fund Return
Investor Shares	$1,000.00	$1,138.40	1.60%	$8.48
Hypothetical 5% Return
Investor Shares	$1,000.00	$1,016.86	1.60%	$8.00

SPARX Asia Pacific Equity Income Fund

Actual Fund Return
Investor Shares	$1,000.00	$1,180.00	1.60%	$8.65
Hypothetical 5% Return
Investor Shares	$1,000.00	$1,016.86	1.60%	$8.00

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the fund’s annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by the number of days since commencement of operations in the most recent fiscal half-year, and then divided by 365 (to reflect the one-half year period).

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MANAGEMENT’S DISCUSSION AND ANALYSIS
SPARX ASIA FUNDS

SPARX ASIA FUNDS
An investment in shares of the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, SPARX Investment & Research, USA, Inc., its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.
The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.
Past performance is no guarantee of future results.

SPARX ASIA FUNDS
Board of Trustees
Jack R. Thompson, Chairman*
Alice Kane*
Robert Straniere*

Evan Gartenlaub
Officers
Evan Gartenlaub, President
Hoi Fong, Treasurer and Secretary
Kevin T. Medina, Chief Compliance Officer

*	Non-Interested Trustee
Investment Adviser
SPARX Investment & Research, USA, Inc.
360 Madison Avenue, 24th Floor
New York, NY 10017
Sub-Investment Adviser (SPARX Japan Fund
and SPARX Japan Smaller Companies Fund)
SPARX Asset Management, Co., Ltd.
Gate City Ohsaki, East Tower
16F 1-11-2 Ohsaki
Shinagawa-ku Tokyo 141-0032
Sub-Investment Advisers (SPARX Asia
Pacific Opportunities Fund and SPARX Asia
Pacific Equity Income Fund)
PMA Capital Management Limited
Harbour Place,
103 South Church Street
Grand Cayman, Cayman Islands
PMA Investment Advisors, Limited
6th Floor, ICBC Tower, Citibank Plaza
3 Garden Road, Central, Hong Kong
Administrator
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Distributor
Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Counsel
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 1-800-632-1320.

SPARX Investment & Research, USA, Inc.
360 Madison Avenue, 24th Floor
New York, NY 10017

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	SPARX Asia Funds

By (Signature and Title)*	/s/ Evan Gartenlaub Evan Gartenlaub, President
(principal executive officer)

Date	5/21/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Evan Gartenlaub Evan Gartenlaub, President
(principal executive officer)

Date	5/21/09

By (Signature and Title)*	/s/ Hoi Fong Hoi Fong, Treasurer
(principal financial officer)

Date	5/21/09

*	Print the name and title of each signing officer under his or her signature.